Quarterly Results of Operations - Summarized Unaudited Quarterly Operating Results (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 8,294	$ 8,994	$ 8,734	$ 8,658	$ 8,763	$ 8,795	$ 8,994	$ 9,305	$ 34,680	$ 35,857	$ 40,840
Interest expense	2,001	2,186	2,354	2,338	2,377	2,496	2,794	2,914	8,879	10,581	14,877
Net interest income	6,293	6,808	6,380	6,320	6,386	6,299	6,200	6,391	25,801	25,276	25,963
Provision for loan losses	(1,500)	(892)	(261)	380	396	426	406	376	(2,273)	1,604	2,275
Net interest income after provision for loan losses	7,793	7,700	6,641	5,940	5,990	5,873	5,794	6,015	28,074	23,672	23,688
Noninterest income	1,904	2,393	1,945	1,598	2,292	1,769	2,828	2,483	7,840	9,372	9,639
Noninterest expense	11,582	7,563	7,447	7,324	7,256	6,984	7,124	7,274	33,916	28,638	28,441
Income (loss) before income tax expense	(1,885)	2,530	1,139	214	1,026	658	1,498	1,224	1,998	4,406	4,886
Income tax expense (benefit)	(852)	577	214	(140)	(50)	122	332	240	(201)	644	817
Net income	$ (1,033)	$ 1,953	$ 925	$ 354	$ 1,076	$ 536	$ 1,166	$ 984
Basic earnings (loss) per share	$ (0.14)	$ 0.27	$ 0.13	$ 0.05	$ 0.14	$ 0.07	$ 0.16	$ 0.13	$ 0.30	$ 0.50	$ 0.38
Diluted earnings (loss) per share	$ (0.14)	$ 0.27	$ 0.13	$ 0.05	$ 0.14	$ 0.07	$ 0.16	$ 0.13	$ 0.30	$ 0.50	$ 0.38
Weighted average shares outstanding:
Basic	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445
Diluted	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445